LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Long-term operating lease liabilities	Long-term operating lease liabilities		Long-term operating lease liabilities
Operating lease right-of-use assets	¥ 103,799	¥ 163,877		$ 14,621
Current portion of operating lease liabilities	42,530	64,734
Long-term operating lease liabilities	62,624	100,469		$ 8,820
Variable lease cost	0	0	¥ 0
Lease expenses	62,610	75,827	73,756
Cash paid for amounts included in the measurement of operating lease liabilities	61,952	73,407	77,722
Right-of-use assets obtained in exchange for the operating lease liabilities	58,364	10,274	225,003
Interest expense for the operating lease	¥ 5,932	¥ 10,327	¥ 8,294
Weighted-average remaining lease term (in years)	2 years 8 months 12 days	3 years		2 years 8 months 12 days
Weighted-average discount rate (as a percent)	4.00%	4.30%		4.00%
Maturities of lease liabilities in accordance with Leases (Topic 842)
2024	¥ 45,999
2025	39,567
2026	15,871
2027	7,223
2028	2,425
Total lease payment	111,085
Less: imputed interest	5,931
Present value of minimum operating lease payments	¥ 105,154